SHAREHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' DEFICIT
(13)	Shareholders’ Equity

In August 2020, the then-existing shareholders of GBT entered into equity commitment letters with GBT pursuant to which each of Amex Coop and Juweel, in their respective capacities as shareholders of GBT, committed to provide up to $150 million each (up to $300 million in the aggregate) of preferred equity financing to GBT, subject to the terms and conditions set forth therein (the “Shareholders Equity Commitments”). The Shareholders Equity Commitments were originally scheduled to survive for a period of one year from the date of execution, which termination date was extended later to August 2022. As of March 31, 2022, the Company has an amount of $150 million available under Shareholders Equity Commitments that can be drawn at a future date until the earlier of August 2022 and closing of the Business Combination. The Shareholders Equity Commitments will terminate on closing of the Business Combination.

The following classes of GBT shares were issued and outstanding as of March 31, 2022:

Preferred Shares: GBT’s amended memorandum and articles of association includes authorized share capital consisting of 3 million preferred shares of nominal value €0.00001 per preferred share, as a class of share with no voting rights. Subject to the terms of the Shareholders Agreement, the holders of preferred shares are entitled to receive, when, as and if declared by the board of directors of GBT out of funds of GBT legally available therefor, cumulative dividends at the rate of 12% per share per annum; provided, that if any preferred share remains issued and outstanding following September 15, 2023, the dividend rate with respect to such preferred share increases to 14% per share per annum from and after September 15, 2023, for so long as such preferred share remains outstanding. Further, the total amount of dividends on such preferred shares is computed on a cumulative basis and compounded daily in accordance with the terms of the Shareholders Agreement and GBT’s memorandum and articles of association. The preferred shares are redeemable, in whole or in part, at the election of the Company, at any time at a price per share equal to the unreturned capital contributions associated with such preferred share plus accrued and unpaid cumulative dividends thereon to the date of redemption.

There was no issuance of preferred shares during the three months ended March 31, 2022; however, the Company accrued a dividend of $5 million, for the three months ended March 31, 2022, on the outstanding balance of preferred shares. During the three months ended March 31, 2021, the Company issued 500,000 preferred shares in equal proportion to Amex Coop and Juweel for a total consideration of $50 million. As the preferred shares of GBT were issued to the ordinary shareholders, although the preferred shares are redeemable at the option of GBT, these have been classified as mezzanine equity.

Upon closing of the Business Combination on May 27, 2022, GBT redeemed, in full, the outstanding amount of preferred shares, including dividends accrued thereon (see note 18 — Subsequent Events). Upon redemption, all the preferred shares were cancelled and the Shareholders Equity Commitment terminated.

Voting Ordinary Shares: GBT has authorized 40 million of voting ordinary shares of nominal value €0.00001 per voting ordinary share representing, as a class, a right to equity capital and profits of the Company. This class of shares has voting rights. As of March 31, 2022, the Company had 36 million voting ordinary shares issued and outstanding.

Non-Voting Ordinary Shares: GBT has authorized 15 million of non-voting ordinary shares of nominal value €0.00001 per non-voting ordinary share representing, as a class, a right to equity capital and profits of the Company. This class of shares has no voting rights. The Company has 8,413,972 non-voting ordinary shares issued to Juweel that remained outstanding as of March 31, 2022.

Profit Shares: GBT has 800,000 authorized, issued and outstanding Profit Shares of nominal value €0.00001 per Profit Share representing, as a class, a right to share in 2% of the Company’s profits. Profit Shares have no voting rights. The entire Profit Shares have been issued to Juweel.

MIP Shares: See note 12 — Equity-based Compensation.

Upon closing of the Business Combination on May 27, 2022, GBT’s authorized, issued and outstanding shares was changed (see note 18 — Subsequent Events).

Transfer Restrictions and Other Shareholder Rights

Preferred shares, voting ordinary shares, non-voting ordinary shares and Profit Shares are subject to the terms of the Shareholders’ Agreement, including provisions regarding tax distributions and transfer restrictions. Shares issued under the Plan are subject to a Management Stockholders’ Agreement, which includes customary provisions regarding tax distributions, transfer restrictions and clawbacks, where permissible.

Distributions

Any payment in respect of the shares is to be allocated among the classes of shares as set out within the Shareholders Agreement.

For the three months ended March 31, 2022 and 2021, the Company paid cash of $0 and $1 million, respectively, in relation to accrued capital distribution to cover certain administrative costs of its shareholders. See the discussion above for dividends on preferred shares accrued during the three months ended March 31, 2022.

Antidilution and Related Adjustments

Notwithstanding anything in the Company’s articles of association, the Board of Directors shall have the right to make adjustments to the rights of the option (or shares issued thereof) holders without the consent of such option (or shares issued thereof) holders as it deems necessary or appropriate to avoid the dilution or enhancement of rights or interests in the event of any change in the capitalization of the Company.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) represents certain components of revenues, expenses, gains and losses that are included in comprehensive income (loss) but are excluded from net income (loss). Other comprehensive income (loss) amounts are recorded directly as an adjustment to total equity, net of tax. The changes in the accumulated other comprehensive loss, net of tax, were as follows:

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2021	$(38)	$(128)	$4	$(162)
Net changes during the period, net of tax benefit, $0	(16)	—	9	(7)
Balance as of March 31, 2022	$(54)	$(128)	$13	$(169)

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2020	$(23)	$(160)	$4	$(179)
Net changes during the period, net of tax benefit, $0	(9)	—	—	(9)
Balance as of March 31, 2021	$(32)	$(160)	$4	$(188)

(20) Shareholders’ Equity

In August 2020, the then-existing shareholders of GBT entered into equity commitment letters with GBT pursuant to which each of Amex Coop and Juweel, in their respective capacities as shareholders of GBT, committed to provide up to $150 million each (up to $300 million in the aggregate) of preferred equity financing to GBT, subject to the terms and conditions set forth therein (the “Shareholders Equity Commitments”). The Shareholders Equity Commitments were originally scheduled to survive for a period of one year from the date of execution, which termination date was extended to August 2022 in connection with the $200 million senior secured prior tranche B-2 term loan facility that was established in January 2021 (see note 15 — Long- term Debt). In connection with this, in January 2021, GBT amended its memorandum and articles of association to include preferred shares within its authorized share capital structure.

On November 1, 2021, concurrently with the completion of the Egencia acquisition (see note 9 — Business Acquisitions) GBT, Juweel and Amex Coop entered into a second amended and restated shareholders agreement providing for certain corporate governance rights, including composition of the board of directors of GBT, certain approval rights, certain restrictions on transfer of shares of GBT and certain information rights. This agreement superseded the initial shareholders agreement entered into on June 30, 2014, as amended, restated and supplemented from time to time. Also, GBT further amended its memorandum of association to (i) redesignate the authorized and issued ordinary shares to Amex Coop and Juweel as voting ordinary shares and (ii) provide for a new class of non-voting ordinary shares as part of GBT’s authorized share capital.

The following classes of GBT shares were issued and outstanding as of December 31, 2021:

Preferred Shares: GBT’s amended memorandum and articles of association includes authorized share capital consisting of 3 million preferred shares of nominal value €0.00001 per preferred share, as a class of share with no voting rights. Subject to the terms of the Shareholders Agreement, the holders of preferred shares are entitled to receive, when, as and if declared by the board of directors of GBT out of funds of GBT legally available therefor, cumulative dividends at the rate of 12% per share per annum; provided, that if any preferred share remains issued and outstanding following September 15, 2023, the dividend rate with respect to such preferred share increases to 14% per share per annum from and after September 15, 2023, for so long as such preferred share remains outstanding. Further, the total amount of dividends on such preferred shares is computed on a cumulative basis and compounded daily in accordance with the terms of the Shareholders Agreement and GBT’s memorandum and articles of association. The preferred shares are redeemable, in whole or in part, at the election of the Company, at any time at a price per share equal to the unreturned capital contributions associated with such preferred share plus accrued and unpaid cumulative dividends thereon to the date of redemption.

During the year ended December 31, 2021, GBT issued 1.5 million preferred shares in equal proportion to Amex Coop and Juweel for a total consideration of $150 million, under the above Shareholders Equity Commitments. During the year ended December 31, 2021, the Company accrued a dividend of $10 million on such preferred shares. As the preferred shares of GBT were issued to the current ordinary shareholders, although the preferred shares are redeemable at the option of GBT, these have been classified as mezzanine equity.

Voting Ordinary Shares: GBT has authorized 40 million of voting ordinary shares of nominal value €0.00001 per voting ordinary share representing, as a class, a right to equity capital and profits of the Company. This class of shares has voting rights. As of December 31, 2021, the Company had 36 million voting ordinary shares issued and outstanding.

Non-Voting Ordinary Shares: GBT has authorized 15 million of non-voting ordinary shares of nominal value €0.00001 per non-voting ordinary share representing, as a class, a right to equity capital and profits of the Company. This class of shares has no voting rights. Upon completion of the Egencia acquisition, GBT issued 8,413,972 non-voting ordinary shares to Juweel that remained outstanding as of December 31, 2021.

Profit Shares: GBT has 800,000 authorized, issued and outstanding Profit Shares of nominal value €0.00001 per Profit Share representing, as a class, a right to share in 2% of the Company’s profits. Profit Shares have no voting rights. The entire Profit Shares have been issued to Juweel.

MIP Shares: See note 19 — Equity-Based Compensation

Transfer Restrictions and Other Shareholder Rights

Preferred shares, voting ordinary shares, non-voting ordinary shares and Profit Shares are subject to the terms of the Shareholders’ Agreement, including provisions regarding tax distributions and transfer restrictions. Shares issued under the Plan are subject to a Management Stockholders’ Agreement, which includes customary provisions regarding tax distributions, transfer restrictions and clawbacks, where permissible.

Distributions

Any payment in respect of the shares is to be allocated among the classes of shares as set out within the Shareholders Agreement.

For the year ended December 31, 2019, the Company made capital distributions of $56 million to its shareholders for the anticipated taxes due on the allocable share of the Company’s profits. There were no such capital distributions to the shareholders for the anticipated taxes for the years ended December 31, 2021 and 2020. Further, for each of the years ended December 31, 2020 and 2019, the Company made capital distributions of $1 million to cover certain administrative costs of its shareholders. There was no such capital distribution to cover administrative costs of the shareholders for the year ended December 31, 2021.

See the discussion above for dividends on preferred shares accrued during the year ended December 31, 2021.

Antidilution and Related Adjustments

Notwithstanding anything in the Company’s articles of association, the Board of Directors shall have the right to make adjustments to the rights of the option (or MIP Shares issued thereof) holders without the consent of such option (or MIP Shares issued thereof) holders as it deems necessary or appropriate to avoid the dilution or enhancement of rights or interests in the event of certain changes in the capitalization of the Company.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) represents certain components of revenues, expenses, gains and losses that are included in comprehensive income (loss) but are excluded from net income (loss). Other comprehensive income (loss) amounts are recorded directly as an adjustment to total equity, net of tax. Accumulated other comprehensive loss, net of tax, consisted of:

	Currency	Defined	Unrealized gain on	Total accumulated
	translation	benefit plan	hedge of investments	other
(in $ millions)	adjustments	related	in foreign subsidiary	comprehensive loss
Balance as of December 31, 2018	(17)	(26)	4	(39)
Net changes during the year, net of tax benefit(1)	(4)	(55)	—	(59)
Balance as of December 31, 2019	(21)	(81)	4	(98)
Net changes during the year, net of tax benefit(1)	(2)	(79)	—	(81)
Balance as of December 31, 2020	(23)	(160)	4	(179)
Net changes during the year, net of tax expense(1)	(15)	32	—	17
Balance as of December 31, 2021	(38)	(128)	4	(162)
(1)	The tax (expense) benefit relates to defined benefit pension plans and amount to $(10) million, $15 million and $12 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Amounts in accumulated other comprehensive loss are presented net of the related tax impact. Reclassifications out of accumulated other comprehensive losses related to actuarial losses and prior service costs is included as component of net periodic pension benefit (cost) included within other income (expense), net, in the Company’s consolidated statements of operations.

Apollo Strategic Growth Capital
SHAREHOLDERS' DEFICIT

NOTE 7 —  SHAREHOLDERS’ DEFICIT

Preferred Shares

The Company is authorized to issue 1,000,000 preferred shares with a par value of $0.00005 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2022 and December 31, 2021, there were no preferred shares issued or outstanding.

Ordinary Shares

The authorized ordinary shares of the Company include up to 300,000,000 Class A ordinary shares and 60,000,000 Class B ordinary shares. If the Company enters into an Initial Business Combination, it may (depending on the terms of such an Initial Business Combination) be required to increase the number of Class A ordinary shares which the Company is authorized to issue at the same time as the Company’s shareholders vote on the Initial Business Combination to the extent the Company seeks shareholder approval in connection with the Initial Business Combination. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share. As of March 31, 2022 and December 31, 2021, there were 81,681,000 Class A ordinary shares subject to possible conversion that were classified as temporary equity in the condensed accompanying balance sheets.

The Class B ordinary shares will automatically convert into our Class A ordinary shares at the time of completion of our Initial Business Combination on a one-for-one basis, subject to adjustment for share splits, share dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Public Offering and related to the closing of the Initial Business Combination, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Initial Business Combination). As of March 31, 2022 and December 31, 2021, there were 20,420,250 Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect: (i) the forfeiture of 1,142,250 Class B ordinary shares in November 2020; and (ii) the surrender of 7,187,500 Class B ordinary shares in September 2020.

NOTE 7 — SHAREHOLDERS’ EQUITY

Preferred Shares

The Company is authorized to issue 1,000,000 preferred shares with a par value of $0.00005 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021, 2020 and 2019, there were no preferred shares issued or outstanding.

Ordinary Shares

The authorized ordinary shares of the Company include up to 300,000,000 Class A ordinary shares and 60,000,000 Class B ordinary shares. If the Company enters into an Initial Business Combination, it may (depending on the terms of such an Initial Business Combination) be required to increase the number of Class A ordinary shares which the Company is authorized to issue at the same time as the Company’s shareholders vote on the Initial Business Combination to the extent the Company seeks shareholder approval in connection with the Initial Business Combination. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share. As of December 31, 2021 and 2020, there were 81,681,000 Class A ordinary shares subject to possible conversion that were classified as temporary equity in the accompanying balance sheets. As of December 31, 2019, there were no Class A ordinary shares subject to possible conversion.

The Class B ordinary shares will automatically convert into our Class A ordinary shares at the time of completion of our Initial Business Combination on a one-for-one basis, subject to adjustment for share splits, share dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Public Offering and related to the closing of the Initial Business Combination, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Initial Business Combination). As of December 31, 2021, 2020 and 2019, there were 20,420,250 Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect: (i) the forfeiture of 1,142,250 Class B ordinary shares in November 2020; and (ii) the surrender of 7,187,500 Class B ordinary shares in September 2020.